Class C2 [Member] Average Annual Total Returns - Class C2	12 Months Ended	50 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.46%
Bloomberg Municipal 3 Year (2-4) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.04%	0.69%
Class C2
Prospectus [Line Items]
Average Annual Return, Percent	1.48%	0.25%
Performance Inception Date		Nov. 02, 2020
Class C2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.48%	0.25%
Class C2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.56%	0.44%